Note 19 Deferred tax assets and liabilities annual variations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred assets [Member]
Deffered tax assets and liabilities [Line Items]
Deferred tax assets and liabilities	€ 15,327	€ 15,318	€ 15,316
Deferred tax pensions	(23)	(17)	51
Deferred tax financials instruments	116	(94)	(15)
Deferred tax loss allowances	(7)	47	261
Deferred tax others	32	24	(247)
Deferred tax guaranteed tax assets	(57)	(2)	0
Deferred tax tax losses	(471)	51	(48)
Deferred tax assets and liabilities	14,917	15,327	15,318
Deferred liabilities [Member]
Deffered tax assets and liabilities [Line Items]
Deferred tax assets and liabilities	1,809	1,928	2,046
Deferred tax pensions	0	0	0
Deferred tax financials instruments	216	(106)	(122)
Deferred tax loss allowances	0	0	0
Deferred tax others	(256)	(13)	4
Deferred tax guaranteed tax assets	0	0	0
Deferred tax tax losses	0	0	0
Deferred tax assets and liabilities	€ 1,769	€ 1,809	€ 1,928